Net loss per share attributable to common stockholders (Details) - Schedule of basic and diluted net loss per share attributable to common stockholders - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net loss attributable to common stockholders	$ (19,158,148)	$ (3,808,172)	$ (104,221,432)	$ (21,055,599)
Less: Accretion to preferred stock redemption value				(13,463,002)
Total			$ (104,221,432)	$ (34,518,601)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in Shares)	16,004,795	7,747,665	96,835.154	63,992.3
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)	$ (1.2)	$ (0.49)	$ (1,076.28)	$ (539.42)